Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment Advisory Services [Member] | Affiliateofa Stockholder [Member]
Revenue from Related Parties	$ 120	$ 3
Proceeds from Contributions from Affiliates	75
Investment Advisory Services [Member] | Affiliated Entity [Member]
Proceeds from Contributions from Affiliates		3
Delayed Draw [Member] | Affiliateofa Stockholder [Member]
Line of Credit Facility, Amount Outstanding	$ 5,000